UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           December 31, 2009
                                                --------------------------------

Check here if Amendment  [  ];  Amendment Number:
                                                   -------------
       This Amendment  (Check only one.):    [     ]  is a restatement.
                                             [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  --------------------------------------------------------------
                       One Pacific Place, Suite 200
                  --------------------------------------------------------------
                       1125 South 103 Street
                  --------------------------------------------------------------
                       Omaha, Nebraska  68124-1071
                  --------------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Title:                 President
                  --------------------------------------------------------------
Phone:                 402-391-1980
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz          Omaha, Nebraska               February 11, 2010
---------------------------   ----------------------------   -------------------
  Signature                     City, State                   Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                          ----------------------

Form 13F Information Table Entry Total:                      66
                                                          ----------------------

Form 13F Information Table Value Total:                   $1,658,496
                                                          ----------------------
                                                          (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                                             31-Dec-09
13F FILE NO. 28-3062

                  FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
              COLUMN 1           COLUMN 2    COLUMN 3     COLUMN 4          COLUMN 5                COLUMN 6    COLUMN 7    COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE           SHRS OR   SH/  PUT/   INVESTMENT    OTHER       VOTING
          NAME OF ISSUER     TITLE OF CLASS    CUSIP      (x$1000)         PRN AMT   PRN  CALL    DISCRETION   MANAGERS   AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------

ACCENTURE PLC IRELAND        SHS CLASS A     G1151C101       5,914      142,500 SH                   Sole        N/A         Sole
WILLIS GROUP HOLDINGS LTD    SHS             G96655108      28,505    1,080,560 SH                   Sole        N/A        Shared
TYCO INTERNATIONAL LTD       SHS             H89128104      48,034    1,346,250 SH                   Sole        N/A        Shared
ACI WORLDWIDE INC            COM             004498101      10,110      589,493 SH                   Sole        N/A        Shared
APACHE CORP                  COM             037411105         258        2,500 SH                   Sole        N/A         Sole
APOLLO GROUP INC             CL A            037604105      17,879      295,130 SH                   Sole        N/A        Shared
AUTOZONE INC                 COM             053332102       9,963       63,030 SH                   Sole        N/A        Shared
BERKSHIRE HATHAWAY INC DEL   CL A            084670108      35,117          354 SH                   Sole        N/A        Shared
BERKSHIRE HATHAWAY INC DEL   CL B            084670207     181,732       55,305 SH                   Sole        N/A        Shared
BROWN & BROWN INC            COM             115236101       7,311      406,870 SH                   Sole        N/A        Shared
BUCKLE INC                   COM             118440106       1,757       60,000 SH                   Sole        N/A         Sole
BURLINGTON NORTHN SANTA FE C COM             12189T104      20,207      204,900 SH                   Sole        N/A        Shared
CABELAS INC                  COM             126804301      27,976    1,961,850 SH                   Sole        N/A        Shared
COINSTAR INC                 NOTE 4.000% 9/0 19259PAF9       7,300    7,300,000 SH                   Sole        N/A         Sole
COINSTAR INC                 COM             19259P300      38,002    1,367,969 SH                   Sole        N/A        Shared
COMPASS MINERALS INTL INC    COM             20451N101         370        5,500 SH                   Sole        N/A         Sole
COMCAST CORP NEW             CL A SPL        20030N200      67,706    4,229,000 SH                   Sole        N/A        Shared
CONOCOPHILLIPS               COM             20825C104      21,955      429,900 SH                   Sole        N/A        Shared
CONVERA CORP                 CL A            211919105         143      590,000 SH                   Sole        N/A         Sole
CORPORATE EXECUTIVE BRD CO   COM             21988R102      11,098      486,318 SH                   Sole        N/A        Shared
CUMULUS MEDIA INC            CL A            231082108       4,625    2,028,600 SH                   Sole        N/A         Sole
DAILY JOURNAL CORP           COM             233912104       4,322       69,703 SH                   Sole        N/A         Sole
DELL INC                     COM             24702R101      81,011    5,641,469 SH                   Sole        N/A        Shared
DEVON ENERGY CORP NEW        COM             25179M103         257        3,500 SH                   Sole        N/A         Sole
DIAGEO P L C                 SPON ADR NEW    25243Q205      10,412      150,000 SH                   Sole        N/A         Sole
DISCOVERY COMMUNICATNS NEW   COM SER A       25470F104       3,294      107,400 SH                   Sole        N/A        Shared
DISCOVERY COMMUNICATNS NEW   COM SER C       25470F302         663       25,000 SH                   Sole        N/A         Sole
DIRECTV                      COM CL A        25490A101      16,675      500,000 SH                   Sole        N/A         Sole
EOG RES INC                  COM             26875P101       1,411       14,500 SH                   Sole        N/A         Sole
EAGLE MATERIALS INC          COM             26969P108      25,038      961,165 SH                   Sole        N/A        Shared
ENERGIZER HLDGS INC          COM             29266R108       1,226       20,000 SH                   Sole        N/A         Sole
GOOGLE INC                   CL A            38259P508      12,508       20,175 SH                   Sole        N/A         Sole
GRAND CANYON ED INC          COM             38526M106      13,845      728,306 SH                   Sole        N/A        Shared
HSN INC                      COM             404303109         135        6,710 SH                   Sole        N/A         Sole
ITT EDUCATIONAL SERVICES INC COM             45068B109       5,556       57,900 SH                   Sole        N/A        Shared
INTELLIGENT SYS CORP NEW     COM             45816D100       2,133    2,269,600 SH                   Sole        N/A         Sole
INTERVAL LEISURE GROUP INC   COM             46113M108      16,071    1,288,754 SH                   Sole        N/A        Shared
KNOT INC                     COM             499184109       1,164      115,574 SH                   Sole        N/A         Sole
LABORATORY CORP AMER HLDGS   COM NEW         50540R409      20,439      273,100 SH                   Sole        N/A        Shared
LIBERTY GLOBAL INC           COM SER A       530555101       7,888      360,000 SH                   Sole        N/A         Sole
LIBERTY GLOBAL INC           COM SER C       530555309      88,094    4,031,770 SH                   Sole        N/A        Shared
LIBERTY MEDIA CORP NEW       INT COM SER A   53071M104      92,782    8,559,200 SH                   Sole        N/A        Shared
LIBERTY MEDIA CORP NEW       CAP COM SER A   53071M302      69,338    2,903,600 SH                   Sole        N/A        Shared
LIBERTY MEDIA CORP NEW       LIB STAR COM A  53071M708      32,520      704,650 SH                   Sole        N/A        Shared
LOWES COS INC                COM             548661107      14,385      615,000 SH                   Sole        N/A         Sole
MARTIN MARIETTA MATLS INC    COM             573284106      48,637      543,975 SH                   Sole        N/A        Shared
MICROSOFT CORP               COM             594918104      72,530    2,378,800 SH                   Sole        N/A        Shared
MOHAWK INDS INC              COM             608190104      23,072      484,700 SH                   Sole        N/A        Shared
MONSANTO CO NEW              COM             61166W101       9,746      119,215 SH                   Sole        N/A         Sole
NEWCASTLE INVT CORP          COM             65105M108          94       45,000 SH                   Sole        N/A         Sole
NEWS CORP                    CL A            65248E104      10,268      750,000 SH                   Sole        N/A         Sole
OMNICARE INC                 COM             681904108      60,108    2,485,860 SH                   Sole        N/A        Shared
POTASH CORP SASK INC         COM             73755L107       4,926       45,404 SH                   Sole        N/A         Sole
PROCTER & GAMBLE CO          COM             742718109      10,913      180,000 SH                   Sole        N/A         Sole
REDWOOD TR INC               COM             758075402      96,436    6,669,148 SH                   Sole        N/A        Shared
STRAYER ED INC               COM             863236105       5,737       27,000 SH                   Sole        N/A        Shared
TELEPHONE & DATA SYS INC     SPL COM         879433860      68,007    2,251,900 SH                   Sole        N/A        Shared
TICKETMASTER ENTMT INC       COM             88633P302      17,897    1,464,541 SH                   Sole        N/A        Shared
US BANCORP DEL               COM NEW         902973304       1,576       70,000 SH                   Sole        N/A         Sole
UNITED PARCEL SERVICE INC    CL B            911312106      31,554      550,000 SH                   Sole        N/A         Sole
UNITEDHEALTH GROUP INC       COM             91324P102       9,827      322,400 SH                   Sole        N/A        Shared
VULCAN MATLS CO              COM             929160109      26,072      495,000 SH                   Sole        N/A         Sole
WAL MART STORES INC          COM             931142103      17,906      335,000 SH                   Sole        N/A         Sole
WASHINGTON POST CO           CL B            939640108      31,036       70,600 SH                   Sole        N/A        Shared
WELLPOINT INC                COM             94973V107      22,866      392,275 SH                   Sole        N/A        Shared
XTO ENERGY INC               COM             98385X106      22,159      476,240 SH                   Sole        N/A        Shared
                                                       -------------------------
                                                         1,658,496   72,230,163
                                                       -------------------------